Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
The Netherlands taxes - current	$ 0	$ 0	$ 0
Foreign taxes - current	(528)	(510)	(285)
Total current taxes	(528)	(510)	(285)
The Netherlands taxes - deferred	0	0	0
Foreign taxes - deferred	(13)	(10)	(46)
Total deferred taxes	(13)	(10)	(46)
Income tax expense	$ (541)	$ (520)	$ (331)
Effective tax rate	11.00%	12.00%	14.00%